Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	6 Months Ended	12 Months Ended				3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013		Dec. 31, 2012		Mar. 31, 2014	Sep. 30, 2013
Management Services Agreement with NRG
Related Party Transaction
Management Services Fee, Increase	$ 2
Plan | Management Services Agreement with NRG
Related Party Transaction
Management Services Fee, Annual	6
Affiliated Entity [Member]
Related Party Transaction
General and administrative — affiliate	8	3	7	[1]	7	[1]
NRG Repowering Holdings LLC [Member]
Related Party Transaction
Payments		18	18
Receipt of payments							11
coal, gas purchases					2
Cost of Natural Gas Purchases	10		5
El Segundo [Member] | NRG El Segundo Operations, Inc. [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party	4		5		1
Related Party Costs, Capitalized Amount			2		1
El Segundo [Member] | NRG Construction Services LLC [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party	1		4		4
El Segundo [Member] | NRG El Segundo Operations, Inc. [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party			1		1
El Segundo [Member] | NRG Power Marketing LLC [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party	1		12
Related Party Costs, Capitalized Amount			9
CVSR [Member] | NRG Renew LLC [Member]
Related Party Transaction
Capital contributions percentage								100.00%
Due to Affiliate		14	14
CVSR [Member] | Utility-Scale Solar [Member]
Related Party Transaction
Equity Method Investment, Ownership Percentage	48.95% [2]
Thermal [Member] | NRG [Member]
Related Party Transaction
Due to Related Parties	22
Related Party Transaction, Expenses from Transactions with Related Party	27		24
NRG Yield, Inc. [Member] | NRG [Member]
Related Party Transaction
Due to Related Parties	5
Interest Due to Related Parties	0
GCE Holding LLC [Member] | NRG [Member]
Related Party Transaction
Related Party Transaction, Expenses from Transactions with Related Party	6		5		5
Marsh Landing [Member] | GenOn Energy Services LLC [Member]
Related Party Transaction
Due to Related Parties	4	2	2
Related Party Transaction, Expenses from Transactions with Related Party	13		36		2
Related Party Costs, Capitalized Amount	$ 2		$ 29		$ 2

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	b) For thermal energy, net capacity represents MWt for steam or chilled water and excludes 134 MWt available under the right-to-use provisions contained in agreements between two of NRG Yield Inc.'s thermal facilities and certain of its customers.